Consolidated Statement of Profit or Loss and Other Comprehensive Income	12 Months Ended
	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 $ / shares	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 $ / shares	Jun. 30, 2020 AUD ($)	Jun. 30, 2020 $ / shares
Profit or loss [abstract]
Revenue from contracts with customers	$ 765,193		$ 145,776		$ 2,518,566
Cost of Goods Sold	(241,691)		(51,071)		(688,836)
Gross Profit	523,502		94,705		1,829,730
Other Income	957,725		617,110		473,674
Net foreign exchange gains/(losses)	247,558		(582,528)		11,335
Net impairment losses			(759,765)
Expenses
General and administrative expenses	(3,524,388)		(6,094,692)		(3,170,078)
Research and development expenses	(657,715)		(1,367,054)		(1,178,685)
Selling and marketing expenses	(416,537)		(287,684)		(871,551)
Operating loss	(2,869,855)		(8,379,908)		(2,905,575)
Finance income	21,785		9,204
Finance expenses	(6,184)		(13,761)		(21,631)
Finance costs - net	15,601		(4,557)		(21,631)
Loss Before Income Tax	(2,854,254)		(8,384,465)		(2,927,206)
Income Tax Expense
Loss for the Period	(2,854,254)		(8,384,465)		(2,927,206)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	6,708		(14,953)		102,938
Total Comprehensive Loss for the Period	$ (2,847,546)		$ (8,399,418)		$ (2,824,268)
Basic/Diluted Loss per Share (in cents per share) (in Dollars per share) | $ / shares		$ (1.25)		$ (3.79)		$ (1.66)